CONSOLIDATED FINANCIAL STATEMENTS DETAILS Reclassifications Out of Accumulated Other Comprehensive Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Reclassifications Out of Accumulated Other Comprehensive Income
Other (loss)/income, net	₽ (1,200)	$ (15.2)	₽ 1,130	₽ (1,110)
Foreign Currency Translation Adjustments, net of tax of nil | Reclassifications out of accumulated other comprehensive income
Reclassifications Out of Accumulated Other Comprehensive Income
Other (loss)/income, net	₽ 0		₽ 0	₽ 0